FIRST FOCUS FUNDS
Supplement dated December 19, 2007
to the Prospectus dated August 1, 2007
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND
THAT CONTAINED IN THE PROSPECTUS
AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

Dissolution of Nebraska Tax-Free Fund
On December 28, 2007, all portfolio securities held by the Nebraska Tax-Free Fund (the “Nebraska Fund”) will be liquidated and all outstanding shares of the Nebraska Fund will be redeemed in exchange for distributions of the assets of the Nebraska Fund resulting from the liquidation of its portfolio securities. Thus, all references to the Nebraska Fund in this prospectus are removed effective December 28, 2007.
Short Intermediate Bond Fund
In order to allow the portfolio managers greater flexibility in their investment options, the following replaces the last paragraph in the “Principal Investments” section on Page 2:
The majority of the fixed income securities in which the Fund invests will be “investment grade,” which means they will be:
•	rated at purchase within the four highest ratings of a nationally recognized statistical rating organization (an “NRSRO”), such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation or Fitch Ratings; or
•	if unrated, considered at purchase by the Fund’s investment adviser to be of comparable quality.
The Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade, but no lower than a B rating by an NRSRO.
In order to allow the portfolio managers greater flexibility in the types and quantity of securities they invest in, the first sentence in the “Mortgage-related securities” section on page 2 is deleted and replaced with:
Under normal market conditions, the Fund will invest no more than 75% of its assets in asset backed and/or mortgage-related securities. These securities are backed by obligations such as:
•	conventional 15 or 30-year fixed rate mortgages;
•	adjustable rate mortgages;
•	non-conforming mortgages;
•	commercial mortgages; or
•	other assets.
STLD01-1371196-2

Income Fund
In order to allow the portfolio managers greater flexibility in their investment options, the following replaces the last paragraph in the “Principal Investments” section on Page 6:
The majority of the fixed income securities in which the Fund invests will be “investment grade,” which means they will be:
•	rated at purchase within the four highest ratings of a nationally recognized statistical rating organization (an “NRSRO”), such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation or Fitch Ratings; or
•	if unrated, considered at purchase by the Fund’s investment adviser to be of comparable quality.
The Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade, but no lower than a B rating by NRSRO.
In order to allow the portfolio managers greater flexibility in the types and quantity of securities they invest in, the first sentence in the “Mortgage-related securities” section on page 6 is deleted and replaced with:
Under normal market conditions, the Fund will invest no more than 75% of its assets in asset backed and/or mortgage-related securities. These securities are backed by obligations such as:
•	conventional 15 or 30-year fixed rate mortgages;
•	adjustable rate mortgages;
•	non-conforming mortgages;
•	commercial mortgages; or
•	other assets.
Balanced Fund
The information on page 17 in the Section entitled “Expenses — Expense Example” regarding shareholder fund expenses for shares of the First Focus Balanced Fund is replaced in its entirety as follows:

1 Year	3 Years	5 Years	10 Years
$ 149	$462	$797	$1,746
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
STLD01-1371196-2

FIRST FOCUS FUNDS
Supplement dated December 19, 2007 to the
Statement of Additional Information (“SAI”) dated August 1, 2007
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
BEYOND THAT CONTAINED IN THE SAI
AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

The following replaces the “Fixed Income Securities” section on Page 5:
     Fixed Income Securities. Each of the Funds may invest in fixed income securities. With the exception of the Short Intermediate Bond Fund and Income Fund, any fixed income securities in which any of these Funds invest will be “investment grade.” The Short Intermediate Bond Fund and Income Fund may invest up to 20% of their respective assets in fixed-income securities rated below investment grade, but no lower than a B rating by NRSRO. For a complete explanation of “investment grade” fixed income securities, please see Appendix A to this SAI.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.